Accrued Expenses and Other Current Liabilities (Details Narrative) (10Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Gain (loss) on settlement of notes payable, net	$ 552,109	$ 44,951	$ 1,000,595	$ 63,788	$ 1,415,950	$ 59,938
Exchange Agreement [Member]
Accrued consulting fees					30,000
Common stock aggregate grant date value					36,300
Gain (loss) on settlement of notes payable, net					(6,300)
Exchange Agreement [Member] | Consultant [Member]
Accrued consulting fees	$ 46,500		$ 46,500
Stock issued in exchange of consulting fees			10,000
Payment of consulting fees			$ 10,000
Common stock aggregate grant date value			7,200		42,188
Gain (loss) on settlement of notes payable, net			$ 29,300		$ 2,812